Commitments and Contingencies (Details) - USD ($)				1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 23, 2021	Aug. 31, 2020	Jun. 30, 2020	Aug. 31, 2020	Jun. 30, 2020	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Commitments and Contingencies [Line Items]
License expenses						$ 1,000
Rent expense							$ 12,000	$ 10,312
Net sales percentage						6.00%
Royalties reduction						3.00%
Milestone payment						$ 22,375,000
Total research and development expense			$ 2,436,928		$ 2,423,928	193,877	921,300	928,059
Balance due amount						$ 663,622
Payment term license	$ 5,000,000						$ 1,000		$ 1,205,000
Grand total amount									$ 1,550,000
Royalty percent							6.00%
Milestone payments							$ 22,375,000
Due amount							$ 619,421	$ 170,990
Royalty [Member]
Commitments and Contingencies [Line Items]
Royalties reduction						10.00%
Royalty [Member] | Blink Bio [Member]
Commitments and Contingencies [Line Items]
Royalties reduction							3.00%
Blink Bio [Member]
Commitments and Contingencies [Line Items]
License expenses		$ 300,000
Payment term license				$ 300,000